UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  900 Third Avenue, 36th Floor
          New York, New York 10022

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/Raul Espejel              Aventura, Florida            November 14, 2012
---------------             ------------------           ------------------
 [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $230,053
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name

1.         028-14235                 Tempus Quo Alternative Master Fund, Ltd.

2.         028-14233                 Tempus Quo Master Fund, Ltd.

                                           FORM 13F INFORMATION TABLE
                                       TEMPUS QUO CAPITAL MANAGEMENT, LLC
                                               September 30, 2012



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    2,681       84,037 SH          DEFINED    1         84,037
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    2,681       84,043 SH          DEFINED    2         84,043
ALLEGHENY TECHNOLOGIES INC      COM             01741R102       26          803 SH          SOLE                    803
APACHE CORP                     COM             037411105    9,597      110,985 SH          DEFINED    1        110,985
APACHE CORP                     COM             037411105    9,578      110,764 SH          DEFINED    2        110,764
APACHE CORP                     COM             037411105       78          898 SH          SOLE                    898
BAKER HUGHES INC                COM             057224107    1,749       38,676 SH          DEFINED    1         38,676
BAKER HUGHES INC                COM             057224107    1,750       38,690 SH          DEFINED    2         38,690
BAKER HUGHES INC                COM             057224107       17          370 SH          SOLE                    370
BP PLC                          SPONSORED ADR   055622104    3,031       71,559 SH          DEFINED    1         71,559
BP PLC                          SPONSORED ADR   055622104    3,031       71,560 SH          DEFINED    2         71,560
BP PLC                          SPONSORED ADR   055622104       29          684 SH          SOLE                    684
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD    20441B407    2,084      126,892 SH          DEFINED    1        126,892
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD    20441B407    2,083      126,883 SH          DEFINED    2        126,883
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD    20441B407       20        1,210 SH          SOLE                  1,210
DEVON ENERGY CORP NEW           COM             25179M103    7,736      127,870 SH          DEFINED    1        127,870
DEVON ENERGY CORP NEW           COM             25179M103    7,736      127,873 SH          DEFINED    2        127,873
DEVON ENERGY CORP NEW           COM             25179M103       74        1,223 SH          SOLE                  1,223
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    2,502       63,203 SH          DEFINED    1         63,203
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    2,502       63,213 SH          DEFINED    2         63,213
FREEPORT-MCMORAN COPPER & GO    COM             35671D857       24          601 SH          SOLE                    601
HALLIBURTON CO                  COM             406216101    3,467      102,911 SH          DEFINED    1        102,911
HALLIBURTON CO                  COM             406216101    3,467      102,905 SH          DEFINED    2        102,905
HALLIBURTON CO                  COM             406216101       33          984 SH          SOLE                    984
HESS CORP                       COM             42809H107    1,197       22,284 SH          DEFINED    1         22,284
HESS CORP                       COM             42809H107    1,197       22,281 SH          DEFINED    2         22,281
HESS CORP                       COM             42809H107       11          214 SH          SOLE                    214
METALS USA HLDGS CORP           COM             59132A104   24,512    1,833,395 SH          DEFINED    1      1,833,395
METALS USA HLDGS CORP           COM             59132A104   24,511    1,833,320 SH          DEFINED    2      1,833,320
METALS USA HLDGS CORP           COM             59132A104       60        4,454 SH          SOLE                  4,454
MOSAIC CO NEW                   COM             61945C103    2,188       37,974 SH          DEFINED    1         37,974
MOSAIC CO NEW                   COM             61945C103    2,188       37,988 SH          DEFINED    2         37,988
MOSAIC CO NEW                   COM             61945C103       21          365 SH          SOLE                    365
NATIONAL OILWELL VARCO INC      COM             637071101    4,892       61,071 SH          DEFINED    1         61,071
NATIONAL OILWELL VARCO INC      COM             637071101    4,892       61,061 SH          DEFINED    2         61,061
NATIONAL OILWELL VARCO INC      COM             637071101       47          583 SH          SOLE                    583
NEWFIELD EXPL CO                COM             651290108    1,045       33,361 SH          DEFINED    1         33,361
NEWFIELD EXPL CO                COM             651290108    1,045       33,366 SH          DEFINED    2         33,366
NEWFIELD EXPL CO                COM             651290108       10          319 SH          SOLE                    319
NII HLDGS INC                   CL B NEW        62913F201    3,411      434,470 SH          DEFINED    1        434,470
NII HLDGS INC                   CL B NEW        62913F201    3,410      434,458 SH          DEFINED    2        434,458
NII HLDGS INC                   CL B NEW        62913F201       33        4,152 SH          SOLE                  4,152
NOBLE CORPORATION BAAR          NAMEN -AKT      H5833N103      932       26,061 SH          DEFINED    1         26,061
NOBLE CORPORATION BAAR          NAMEN -AKT      H5833N103      933       26,063 SH          DEFINED    2         26,063
NOBLE CORPORATION BAAR          NAMEN -AKT      H5833N103        9          249 SH          SOLE                    249
PATTERSON UTI ENERGY INC        COM             703481101    3,992      252,029 SH          DEFINED    1        252,029
PATTERSON UTI ENERGY INC        COM             703481101    3,992      252,010 SH          DEFINED    2        252,010
PATTERSON UTI ENERGY INC        COM             703481101       38        2,404 SH          SOLE                  2,404
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408    1,545       67,350 SH          DEFINED    1         67,350
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408    1,535       66,896 SH          DEFINED    2         66,896
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408       13          546 SH          SOLE                    546
POTASH CORP SASK INC            COM             73755L107    2,567       59,115 SH          DEFINED    1         59,115
POTASH CORP SASK INC            COM             73755L107    2,568       59,140 SH          DEFINED    2         59,140
POTASH CORP SASK INC            COM             73755L107       25          566 SH          SOLE                    566
ROWAN COMPANIES PLC             SHS CL A        G7665A101      145        4,280 SH          DEFINED    1          4,280
ROWAN COMPANIES PLC             SHS CL A        G7665A101      145        4,280 SH          DEFINED    2          4,280
ROWAN COMPANIES PLC             SHS CL A        G7665A101        1           41 SH          SOLE                     41
TERNIUM SA                      SPON ADR        880890108   33,893    1,727,449 SH          DEFINED    1      1,727,449
TERNIUM SA                      SPON ADR        880890108   30,178    1,538,146 SH          DEFINED    2      1,538,146
TERNIUM SA                      SPON ADR        880890108       82        4,192 SH          SOLE                  4,192
TIM PARTICIPACOES S A           SPONSORED ADR   88706P205    2,214      115,208 SH          DEFINED    1        115,208
TIM PARTICIPACOES S A           SPONSORED ADR   88706P205    2,214      115,213 SH          DEFINED    2        115,213
TIM PARTICIPACOES S A           SPONSORED ADR   88706P205       21        1,101 SH          SOLE                  1,101
ULTRA PETROLEUM CORP            COM             903914109    1,178       53,577 SH          DEFINED    1         53,577
ULTRA PETROLEUM CORP            COM             903914109    1,178       53,572 SH          DEFINED    2         53,572
ULTRA PETROLEUM CORP            COM             903914109       11          514 SH          SOLE                    514



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